Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Loss per share
Schedule of loss per share

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Loss attributable to equity holders of the Company	(2,675,152)	(7,221,252)	(5,082,321)	(13,044,987)
Weighted average number of shares in issue	72,188,376	37,467,005	66,731,134	37,891,408
Basic and diluted loss per share	(0.04)	(0.19)	(0.08)	(0.34)